DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (FY) (Details) - USD ($)		6 Months Ended
	Sep. 17, 2020	Dec. 31, 2020	Mar. 31, 2021
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering	$ 230,000,000	$ 225,796,000
Transaction costs	12,948,806		$ 12,368,806
Underwriting fees	4,204,000
Deferred underwriting fees	8,050,000
Other costs	694,806
Net proceeds placed in trust account	$ 230,000,000	$ 230,053,249	$ 230,090,636
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share)	$ 10.00
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share)	$ 10.00
Interest on Trust Account that can be held to pay dissolution expenses	$ 100,000
Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)		23,000,000
Private Placement Warrants [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share)	$ 1.00
Warrants issued (in shares)	6,600,000
Gross proceeds from issuance of warrants	$ 6,600,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Deferred underwriting fees	8,050,000
Net proceeds placed in trust account	$ 230,000,000
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share)	$ 10.00
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	23,000,000
Share price (in dollars per share)	$ 10.00
Redemption price (in dollars per share)	$ 10.00
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	3,000,000
Share price (in dollars per share)	$ 10.00